UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Variable Global High Yield Bond Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$147,153,471
Total Number of Portfolio Holdings*	289
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7872-STSR-0824

Western Asset Variable Global High Yield Bond Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$147,153,471
Total Number of Portfolio Holdings*	289
Portfolio Turnover Rate	28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7884-STSR-0824

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Variable Global High Yield Bond Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 74.8%
Communication Services — 10.8%
Diversified Telecommunication Services — 2.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,510,000	$1,826,482 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000	324,226 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000	296,625 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000	627,444 (a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	100,000 EUR	105,431 (b)(c)(d)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	853,640 (a)
Total Diversified Telecommunication Services				4,033,848
Entertainment — 0.6%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	870,000	890,607 (a)
Interactive Media & Services — 0.7%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,190,000	1,008,795 (a)
Media — 4.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	304,338
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,513,949
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	584,000	549,790 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000	266,107
DISH DBS Corp., Senior Notes	5.125%	6/1/29	900,000	357,372
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	722,996 (a)
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	290,000	225,615
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000	598,459 (a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	363,524 (c)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000 EUR	157,923 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	400,000	$383,327 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000	578,193 (a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	400,000	365,982 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000	315,903 (a)
Total Media				6,703,478
Wireless Telecommunication Services — 2.2%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	631,575 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	263,076 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	135,939 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	156,270 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	678,411 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	646,039 (c)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000	684,240 (a)
Total Wireless Telecommunication Services				3,195,550

Total Communication Services				15,832,278
Consumer Discretionary — 19.2%
Automobile Components — 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	500,000	486,692 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	220,000	219,890
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000	1,019,017
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	400,000	403,006 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	212,994 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	730,000	757,186 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,070,000	1,091,621 (a)
Total Automobile Components				4,190,406
Automobiles — 1.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,360,000	1,124,649
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000	375,421
Total Automobiles				1,500,070
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 1.9%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	$963,466 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,789,671
Total Broadline Retail				2,753,137
Distributors — 0.4%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	570,000	595,996 (a)
Diversified Consumer Services — 2.1%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	980,000 EUR	1,029,687 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000	241,513 (a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000 EUR	112,766 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	7.085%	6/15/31	100,000 EUR	107,117 (a)(d)
Service Corp. International, Senior Notes	5.125%	6/1/29	530,000	516,310
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	727,443 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000	345,903 (a)
Total Diversified Consumer Services				3,080,739
Hotels, Restaurants & Leisure — 9.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000	418,006 (a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000 EUR	1,126,509 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000	500,930 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000	241,334 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	180,000	177,920 (a)
Carnival Corp., Senior Notes	10.500%	6/1/30	290,000	315,236 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000	574,135 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	876,894
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	470,000	451,855 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	880,000	884,819 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.902%	7/16/35	853,000 GBP	819,605 (c)(d)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	$314,307 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	920,000	911,685 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,000,000	989,333 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	220,000	230,674 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000	891,017 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000	494,767 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	520,000	513,720 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	500,000	489,877
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	176,160
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	226,122 EUR	245,593 (c)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	650,987 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	97,001 (a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	460,000 GBP	498,444 (a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	400,000	398,672 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000	271,950 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000	653,690 (a)
Total Hotels, Restaurants & Leisure				14,215,120
Specialty Retail — 1.1%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	470,431 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	191,531 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	424,602 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	590,000	583,411
Total Specialty Retail				1,669,975
Textiles, Apparel & Luxury Goods — 0.1%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	207,423 (a)

Total Consumer Discretionary				28,212,866
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.6%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	$418,975 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	322,578 (a)
Total Beverages				741,553
Food Products — 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000 GBP	213,074 (a)

Total Consumer Staples				954,627
Energy — 8.3%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	281,202 (a)
Oil, Gas & Consumable Fuels — 8.1%
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	220,000	213,667
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	500,000	427,085
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	400,000	396,685 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	230,000	243,235 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000	275,369 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	599,552
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	645,756
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,742 (b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	590,000	585,893 (b)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000	256,275 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	426,597 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	50,809 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	524,100 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	321,037
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	$674,676 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,217,499
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	960,391
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	324,515
Puma International Financing SA, Senior Notes	7.750%	4/25/29	420,000	423,874 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	580,768
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.089%	12/15/28	323,810	340,405 (a)(d)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	320,000	309,345
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000	708,823
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	422,070 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	352,912 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	381,167 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	221,947 (a)
Total Oil, Gas & Consumable Fuels				11,894,194

Total Energy				12,175,396
Financials — 9.3%
Banks — 4.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	685,453 (a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	394,031 (a)(b)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,477,540 (a)(d)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	750,000	668,258 (d)
Comerica Bank, Senior Notes	2.500%	7/23/24	520,000	518,445
Comerica Bank, Subordinated Notes	4.000%	7/27/25	450,000	440,092
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	$1,709,850 (a)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	707,045 (b)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	450,000	459,465 (a)(d)
Total Banks				7,060,179
Capital Markets — 1.3%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,203,223 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	282,237 (b)(d)
Credit Suisse AG AT1 Claim	—	—	3,590,000	107,700 *(e)(f)
RAY Financing LLC	6.500%	7/15/31	330,000 EUR	353,414 (g)
Total Capital Markets				1,946,574
Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	1,550,000	1,300,936
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	240,000	250,416 (a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	536,996	517,432 (a)(h)
GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	135,752 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	600,000	615,767 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	810,000	757,137 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	200,000	181,586 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	$301,689 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	410,000	362,818 (a)
Total Financial Services				4,423,533
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	280,000	283,352 (a)

Total Financials				13,713,638
Health Care — 5.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	131,634 (a)
Health Care Providers & Services — 2.6%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000	411,101
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	950,000	989,935 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	800,000	725,988
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	400,000	382,433 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	431,176 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	880,000	880,179
Total Health Care Providers & Services				3,820,812
Pharmaceuticals — 2.5%
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000	519,115 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000 GBP	422,339 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	370,000	382,294 (a)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Escrow	—	—	250,000	0 *(a)(e)(f)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,530,000	2,376,448
Total Pharmaceuticals				3,700,196

Total Health Care				7,652,642
Industrials — 13.1%
Aerospace & Defense — 1.3%
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	487,542 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.250%	7/1/31	800,000	$822,376 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	650,000	670,558 (a)
Total Aerospace & Defense				1,980,476
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	240,000	242,874 (a)
Miter Brands Acquisition Holdco Inc./ MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	440,000	443,404 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	400,000	389,187 (a)
Total Building Products				1,075,465
Commercial Services & Supplies — 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000	629,387 (a)
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	283,459 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	500,000	470,576
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	889,678
GEO Group Inc., Senior Notes	10.250%	4/15/31	360,000	376,974 (a)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	266,522 (a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	750,000	766,076 (a)
Total Commercial Services & Supplies				3,682,672
Construction & Engineering — 0.1%
Assemblin Group AB, Senior Secured Notes (3 mo. EURIBOR + 5.000%)	8.857%	7/5/29	130,000 EUR	139,431 (a)(d)
Electrical Equipment — 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000	376,967 (a)
Ground Transportation — 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000	246,205 (a)
Machinery — 1.4%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	181,924 (c)
Esab Corp., Senior Notes	6.250%	4/15/29	330,000	332,391 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000	442,821
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	1,054,873 (a)
Total Machinery				2,012,009
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Marine Transportation — 0.3%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000	$378,575 (a)
Passenger Airlines — 3.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	700,000	689,530 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	360,612 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	166,335 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	490,000	477,164 (a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,000,000	990,231
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	888,000	648,941 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	160,000	116,926 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,270,000	1,183,799 (a)
Total Passenger Airlines				4,633,538
Trading Companies & Distributors — 2.2%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	355,431 (a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	210,000	212,070 (a)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000	723,510 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,320,000	1,192,519 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	744,864
Total Trading Companies & Distributors				3,228,394
Transportation Infrastructure — 1.0%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	760,276 (a)(g)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000 GBP	736,218 (c)
Total Transportation Infrastructure				1,496,494

Total Industrials				19,250,226
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.4%
Communications Equipment — 0.5%
Viasat Inc., Senior Notes	7.500%	5/30/31	620,000	$412,634 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	370,000	331,473 (a)
Total Communications Equipment				744,107
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	176,489 (a)
IT Services — 0.2%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000	284,514 (a)
Software — 0.6%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	350,000	356,955 (a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	450,000	406,163 (c)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	168,188 (a)
Total Software				931,306

Total Information Technology				2,136,416
Materials — 4.6%
Chemicals — 0.8%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	600,000	443,678 (c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000 EUR	135,899 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	641,533
Total Chemicals				1,221,110
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	430,000	456,654 (a)
Containers & Packaging — 3.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	400,000	101,804 (a)(h)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000	570,536 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	311,956 (a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000	705,900
Ball Corp., Senior Notes	3.125%	9/15/31	850,000	719,712
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	750,000	$673,337 (a)
Graphic Packaging International LLC, Senior Notes	3.500%	3/1/29	750,000	675,742 (a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	588,445
Total Containers & Packaging				4,347,432
Metals & Mining — 0.5%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	660,000	690,443 (a)

Total Materials				6,715,639
Real Estate — 1.3%
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	357,473
Hotel & Resort REITs — 0.7%
Service Properties Trust, Senior Notes	8.875%	6/15/32	1,080,000	1,008,218
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	204,444	10,733 (c)(h)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	157,642	3,941 (c)(h)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	205,719	5,143 (c)(h)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	3,117 (b)(c)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	80,069	801 (c)(h)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	160,000	168,486 (a)
Total Real Estate Management & Development				192,221
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	410,000	417,626 (a)

Total Real Estate				1,975,538
Utilities — 1.0%
Electric Utilities — 0.6%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	570,000	529,356 (c)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	333,496 (a)
Total Electric Utilities				862,852
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Gas Utilities — 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	$658,022 (a)

Total Utilities				1,520,874
Total Corporate Bonds & Notes (Cost — $114,489,575)				110,140,140
Sovereign Bonds — 16.4%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	376,785 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	550,244 (a)
Total Angola				927,029
Argentina — 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	110,976
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	343,917	194,488
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	1,349,180	568,392
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,824,428	1,172,137 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	100,004	92,754 (c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	336,375 (a)
Total Argentina				2,475,122
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	261,375 (a)
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	420,357 (a)
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	553,682
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	470,977
Total Brazil				1,024,659
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Colombia — 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,100,000	$845,054
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	359,655 (a)
Dominican Republic — 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	464,843 (a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	373,621 (a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	309,000 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	134,645 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	368,028 (c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	592,839 (a)
Total Dominican Republic				2,242,976
Ecuador — 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	609,611 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	222,529 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	271,688 (c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	609,197 (a)
Total Egypt				1,103,414
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	573,119 (a)
Indonesia — 1.1%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000	946,150
Indonesia Treasury Bond	6.875%	4/15/29	10,500,000,000 IDR	639,981
Total Indonesia				1,586,131
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	101,389	$94,627 (c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	933,516 (a)
Total Ivory Coast				1,028,143
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	773,902 (a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	273,196 (a)
Mexico — 1.7%
Mexican Bonos, Bonds	7.750%	5/29/31	5,260,000 MXN	256,503
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000 MXN	1,036,679
Mexican Bonos, Senior Notes	7.750%	11/13/42	14,770,000 MXN	651,002
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	700,000	576,074
Total Mexico				2,520,258
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	241,013 (c)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	304,680 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	173,196 (a)
Total Nigeria				718,889
Oman — 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	408,163 (c)
Panama — 1.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,700,000	1,225,345
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	347,134
Total Panama				1,572,479
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	453,349 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Peru — 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000	$344,421
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	333,217 (a)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	287,803
Turkey — 1.8%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,590,000	1,532,708
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000	676,082
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	680,000	482,630
Total Turkey				2,691,420
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/28	200,000	61,570 *(a)(j)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	600,000	173,575 *(a)(j)
Total Ukraine				235,145

Total Sovereign Bonds (Cost — $26,373,697)				24,068,887
Senior Loans — 3.0%
Consumer Discretionary — 1.7%
Automobile Components — 0.4%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	3/30/27	548,714	546,313 (d)(k)(l)
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	4/13/28	500,000	191,250 (d)(k)(l)
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	448,875	449,786 (d)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.081%	1/27/29	497,455	498,605 (d)(k)(l)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	398,000	$398,707 (d)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	7.594%	3/14/31	399,000	399,303 (d)(k)(l)
Total Hotels, Restaurants & Leisure				1,746,401

Total Consumer Discretionary				2,483,964
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	349,103	349,626 (d)(k)(l)

Financials — 0.1%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.344%	3/12/29	140,000	140,482 (d)(k)(l)

Information Technology — 0.6%
IT Services — 0.1%
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.208%	4/27/28	250,000	225,486 (d)(k)(l)
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2023 Dollar Term Loan B (1 mo. Term SOFR + 2.500%)	7.828%	8/17/29	306,216	306,918 (d)(k)(l)
Software — 0.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	397,922	388,720 (d)(k)(l)

Total Information Technology				921,124
Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%) (Cost — $500,000)	10.764%	4/29/31	500,000	493,750 (d)(e)(f)(k)(l)

Total Senior Loans (Cost — $4,573,138)				4,388,946
Convertible Bonds & Notes — 0.6%
Communication Services — 0.6%
Media — 0.6%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	925,237
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	$461 (c)

Total Convertible Bonds & Notes (Cost — $1,431,830)				925,698
Asset-Backed Securities — 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%) (Cost — $594,720)	11.270%	10/15/31	600,000	593,505 (a)(d)

U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Notes (Cost — $531,579)	2.250%	11/15/25	550,000	530,428
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,450	40,962 *
Endo International PLC			49	1,378 *

Total Health Care				42,340
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	1,492 *(e)

Total Common Stocks (Cost — $40,907)				43,832
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $5,570)		5/28/28	5,817	3,519 *
Total Investments before Short-Term Investments (Cost — $148,041,016)				140,694,955
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 3.1%
U.S. Treasury Bills	2.714%	7/2/24	3,000,000	2,999,561 (m)
U.S. Treasury Bills	4.369%	7/5/24	500,000	499,708 (m)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Bills	4.833%	7/9/24	500,000	$499,420 (m)
U.S. Treasury Bills	4.974%	7/11/24	500,000	499,271 (m)

Total U.S. Treasury Bills (Cost — $4,497,970)				4,497,960

Total Short-Term Investments (Cost — $4,497,970)				4,497,960
Total Investments — 98.7% (Cost — $152,538,986)				145,192,915
Other Assets in Excess of Liabilities — 1.3%				1,960,556
Total Net Assets — 100.0%				$147,153,471

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of June 30, 2024.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At June 30, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	18	9/24	$2,451,245	$2,419,200	$32,045
At June 30, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,154,437	USD	1,235,871	Bank of America N.A.	7/19/24	$1,727
USD	4,189,076	EUR	3,920,124	Bank of America N.A.	7/19/24	(13,437)
EUR	260,840	USD	283,157	BNP Paribas SA	7/19/24	(3,527)
GBP	1,189,852	USD	1,496,010	BNP Paribas SA	7/19/24	8,273
USD	107,298	EUR	100,000	BNP Paribas SA	7/19/24	94
EUR	226,546	USD	246,944	Citibank N.A.	7/19/24	(4,079)
GBP	177,636	USD	220,559	Citibank N.A.	7/19/24	4,019
GBP	690,000	USD	882,294	Citibank N.A.	7/19/24	(9,954)
USD	278,788	EUR	260,000	Citibank N.A.	7/19/24	59
USD	4,474,618	GBP	3,566,803	Citibank N.A.	7/19/24	(34,750)
USD	302,656	MXN	5,051,935	JPMorgan Chase & Co.	7/19/24	27,425
USD	694,407	MXN	11,540,000	JPMorgan Chase & Co.	7/19/24	65,704
EUR	305,000	USD	325,508	Morgan Stanley & Co. Inc.	7/19/24	1,463
Net unrealized appreciation on open forward foreign currency contracts						$43,017

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar

Summary of Investments by Country#
United States	46.3%
United Kingdom	5.3
Mexico	5.2
Brazil	3.3
Germany	2.9
Turkey	2.7
Argentina	2.2
Dominican Republic	2.1
Canada	1.9
Luxembourg	1.8
Israel	1.6
Italy	1.5
France	1.5
Colombia	1.4
Ireland	1.2
Guatemala	1.1
Indonesia	1.1
Panama	1.1
South Africa	1.0
Macau	0.9
Netherlands	0.9
Sweden	0.9
Cayman Islands	0.8
Egypt	0.8
Ivory Coast	0.7
Peru	0.7
Angola	0.6
Jordan	0.5
Nigeria	0.5
Zambia	0.5
Poland	0.5
Ecuador	0.4
Tanzania	0.3
Paraguay	0.3
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Variable Global High Yield Bond Portfolio
Summary of Investments by Country# (cont’d)
Singapore	0.3%
Bahrain	0.3
Oman	0.3
Switzerland	0.2
Costa Rica	0.2
Hong Kong	0.2
Senegal	0.2
Kenya	0.2
Bahamas	0.2
Ukraine	0.2
Spain	0.1
China	0.0 †
Short-Term Investments	3.1
100.0%

#	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2024 and are subject to change.
†	Represents less than 0.1%.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments, at value (Cost — $152,538,986)	$145,192,915
Foreign currency, at value (Cost — $282,700)	265,054
Cash	527,416
Interest receivable	2,285,402
Receivable for Portfolio shares sold	165,952
Unrealized appreciation on forward foreign currency contracts	108,764
Deposits with brokers for open futures contracts	68,717
Principal paydown receivable	7,000
Dividends receivable from affiliated investments	3,296
Foreign currency collateral for open futures contracts, at value (Cost — $4)	4
Prepaid expenses	80
Total Assets	148,624,600
Liabilities:
Payable for securities purchased	1,105,521
Payable for Portfolio shares repurchased	134,889
Investment management fee payable	84,291
Unrealized depreciation on forward foreign currency contracts	65,747
Service and/or distribution fees payable	15,025
Payable to brokers — net variation margin on open futures contracts	1,463
Trustees’ fees payable	400
Accrued expenses	63,793
Total Liabilities	1,471,129
Total Net Assets	$147,153,471
Net Assets:
Par value (Note 7)	$236
Paid-in capital in excess of par value	186,493,869
Total distributable earnings (loss)	(39,340,634)
Total Net Assets	$147,153,471
Net Assets:
Class I	$73,402,840
Class II	$73,750,631
Shares Outstanding:
Class I	12,002,344
Class II	11,609,785
Net Asset Value:
Class I	$6.12
Class II	$6.35
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$5,444,261
Dividends from affiliated investments	21,761
Less: Foreign taxes withheld	(832)
Total Investment Income	5,465,190
Expenses:
Investment management fee (Note 2)	506,021
Service and/or distribution fees (Notes 2 and 5)	87,756
Fund accounting fees	39,666
Audit and tax fees	20,517
Shareholder reports	10,242
Legal fees	4,529
Trustees’ fees	1,714
Custody fees	1,149
Transfer agent fees (Notes 2 and 5)	734
Commitment fees (Note 9)	637
Insurance	508
Miscellaneous expenses	2,499
Total Expenses	675,972
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(391)
Net Expenses	675,581
Net Investment Income	4,789,609
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,211,357)
Futures contracts	6,100
Forward foreign currency contracts	(163,928)
Foreign currency transactions	2,961
Net Realized Loss	(4,366,224)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,229,215
Futures contracts	85,978
Forward foreign currency contracts	440,591
Foreign currencies	(6,994)
Change in Net Unrealized Appreciation (Depreciation)	1,748,790
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,617,434)
Increase in Net Assets From Operations	$2,172,175
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$4,789,609	$8,799,282
Net realized loss	(4,366,224)	(12,690,845)
Change in net unrealized appreciation (depreciation)	1,748,790	17,113,665
Increase in Net Assets From Operations	2,172,175	13,222,102
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(7,420,018)
Decrease in Net Assets From Distributions to Shareholders	—	(7,420,018)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	10,388,442	16,327,892
Reinvestment of distributions	—	7,420,018
Cost of shares repurchased	(8,698,554)	(19,474,461)
Increase in Net Assets From Portfolio Share Transactions	1,689,888	4,273,449
Increase in Net Assets	3,862,063	10,075,533
Net Assets:
Beginning of period	143,291,408	133,215,875
End of period	$147,153,471	$143,291,408
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.02	$5.78	$7.19	$7.43	$7.19	$6.65
Income (loss) from operations:
Net investment income	0.20	0.39	0.34	0.34	0.35	0.40
Net realized and unrealized gain (loss)	(0.10)	0.19	(1.32)	(0.24)	0.18	0.53
Total income (loss) from operations	0.10	0.58	(0.98)	0.10	0.53	0.93
Less distributions from:
Net investment income	—	(0.34)	(0.43)	(0.34)	(0.29)	(0.39)
Return of capital	—	—	—	—	(0.00)[3]	—
Total distributions	—	(0.34)	(0.43)	(0.34)	(0.29)	(0.39)
Net asset value, end of period	$6.12	$6.02	$5.78	$7.19	$7.43	$7.19
Total return[4]	1.66%	10.26%	(13.72)%	1.33%	7.32%	14.39%
Net assets, end of period (000s)	$73,403	$76,028	$76,863	$99,346	$103,974	$109,173
Ratios to average net assets:
Gross expenses	0.81%[5]	0.83%	0.79%	0.82%	0.84%	0.83%
Net expenses[6,7]	0.81 [5]	0.83	0.79	0.82	0.84	0.83
Net investment income	6.74 [5]	6.59	5.37	4.49	4.89	5.56
Portfolio turnover rate	28%	34%	58%	73%	98%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.26	$6.00	$7.44	$7.68	$7.43	$6.86
Income (loss) from operations:
Net investment income	0.20	0.39	0.34	0.33	0.34	0.39
Net realized and unrealized gain (loss)	(0.11)	0.20	(1.37)	(0.25)	0.19	0.56
Total income (loss) from operations	0.09	0.59	(1.03)	0.08	0.53	0.95
Less distributions from:
Net investment income	—	(0.33)	(0.41)	(0.32)	(0.28)	(0.38)
Return of capital	—	—	—	—	(0.00)[3]	—
Total distributions	—	(0.33)	(0.41)	(0.32)	(0.28)	(0.38)
Net asset value, end of period	$6.35	$6.26	$6.00	$7.44	$7.68	$7.43
Total return[4]	1.44%	9.96%	(13.87)%	1.04%	7.12%	14.01%
Net assets, end of period (000s)	$73,751	$67,264	$56,353	$64,999	$50,137	$42,186
Ratios to average net assets:
Gross expenses	1.06%[5]	1.08%	1.04%	1.07%	1.10%	1.08%
Net expenses[6,7]	1.06 [5]	1.08	1.03	1.07	1.10	1.08
Net investment income	6.50 [5]	6.35	5.16	4.26	4.63	5.29
Portfolio turnover rate	28%	34%	58%	73%	98%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$13,605,938	$107,700	$13,713,638
Health Care	—	7,652,642	0 *	7,652,642
Other Corporate Bonds & Notes	—	88,773,860	—	88,773,860
Sovereign Bonds	—	24,068,887	—	24,068,887
Senior Loans:
Sovereign Bonds	—	—	493,750	493,750
Other Senior Loans	—	3,895,196	—	3,895,196
Convertible Bonds & Notes	—	925,698	—	925,698
Asset-Backed Securities	—	593,505	—	593,505
U.S. Government & Agency Obligations	—	530,428	—	530,428
Common Stocks:
Health Care	$40,962	1,378	—	42,340
Real Estate	—	1,492	—	1,492
Warrants	—	3,519	—	3,519
Total Long-Term Investments	40,962	140,052,543	601,450	140,694,955
Short-Term Investments†	—	4,497,960	—	4,497,960
Total Investments	$40,962	$144,550,503	$601,450	$145,192,915

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$32,045	—	—	$32,045
Forward Foreign Currency Contracts††	—	$108,764	—	108,764
Total Other Financial Instruments	$32,045	$108,764	—	$140,809
Total	$73,007	$144,659,267	$601,450	$145,333,724
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$65,747	—	$65,747

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $65,747. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(m) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(n) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $391, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended June 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $701 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$41,753,122	—
Sales	35,289,543	$4,659,934
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$152,538,986	$2,297,050	$(9,643,121)	$(7,346,071)
Futures contracts	—	32,045	—	32,045
Forward foreign currency contracts	—	108,764	(65,747)	43,017
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$32,045
Forward foreign currency contracts	108,764
Total	$140,809

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$65,747

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$6,100
Forward foreign currency contracts	(163,928)
Total	$(157,828)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$85,978
Forward foreign currency contracts	440,591
Total	$526,569
During the six months ended June 30, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$2,438,566
Forward foreign currency contracts (to buy)	1,631,957
Forward foreign currency contracts (to sell)	9,857,260
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$1,727	$(13,437)	$(11,710)	—	$(11,710)
BNP Paribas SA	8,367	(3,527)	4,840	—	4,840
Citibank N.A.	4,078	(48,783)	(44,705)	—	(44,705)
JPMorgan Chase & Co.	93,129	—	93,129	—	93,129
Morgan Stanley & Co. Inc.	1,463	—	1,463	—	1,463
Total	$108,764	$(65,747)	$43,017	—	$43,017
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$338
Class II	$87,756	396
Total	$87,756	$734
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$201
Class II	190
Total	$391
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class I	—	$4,100,913
Class II	—	3,319,105
Total	—	$7,420,018
7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	371,313	$2,235,349	825,644	$4,908,085
Shares issued on reinvestment	—	—	703,416	4,100,913
Shares repurchased	(993,259)	(6,006,787)	(2,198,021)	(13,028,246)
Net decrease	(621,946)	$(3,771,438)	(668,961)	$(4,019,248)
Class II
Shares sold	1,298,803	$8,153,093	1,854,102	$11,419,807
Shares issued on reinvestment	—	—	546,804	3,319,105
Shares repurchased	(428,074)	(2,691,767)	(1,051,606)	(6,446,215)
Net increase	870,729	$5,461,326	1,349,300	$8,292,697
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$507,052	$25,834,876	25,834,876	$26,341,928	26,341,928

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$21,761	—	—
9. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit
Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Portfolio had deferred capital losses of $32,424,770, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Variable Global High Yield Bond Portfolio 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date

Western Asset Variable Global High Yield Bond Portfolio

selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as global income funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, 5-, and 10-year periods ended
Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of global income funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset Variable Global High Yield Bond Portfolio

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Variable Global High Yield Bond Portfolio

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Western Asset
Variable Global High Yield Bond Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Variable Global High Yield Bond Portfolio
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90146-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)  Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 14, 2024